UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        June 30, 2009
                                              ------------------------------

Check here if Amendment [ ]; Amendment Number:  ____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      Silver Point Capital, L.P.
                  --------------------------------------------
Address:                   Two Greenwich Plaza
                  --------------------------------------------
                           Greenwich, CT 06830
                  --------------------------------------------


13F File Number:  028-11466

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                      Frederick H. Fogel
                  -----------------------------------
Title:                     Authorized Signatory
                  -----------------------------------
Phone:                     (203) 542-4000
                  -----------------------------------

Signature, Place, and Date of Signing:

/s/ Frederick H. Fogel            Greenwich, CT                 August 14, 2009
---------------------------       --------------              ------------------
       [Signature]                [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                          None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                        ---------------

Form 13F Information Table Entry Total:       25
                                        ---------------

Form 13F Information Table Value Total: $444,133(x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report:

13F Information Table

------------------------------------------------------------------------------------------------------------------------------
             Name Of Issuer       Title Of Class       Cusip        Value (x$1000)  Shares or PRN Amount  SH/PRN    Put/Call
------------------------------------------------------------------------------------------------------------------------------
AIRTRAN HLDGS INC                 CALL                00949P908                 80                2,000               CALL
AMERICAN AXLE & MFG HLDGS IN      CALL                024061903                  1                  183               CALL
BANK OF AMERICA CORPORATION       COM                 060505104             28,317            2,145,203     SH
BORLAND SOFTWARE CORP             NOTE 2.750% 2/1     099849AB7             13,805           14,250,000     PRN
CALPINE CORP                      COM NEW             131347304                900               80,702     SH
DELTA AIR LINES INC DEL           COM NEW             247361702                152               26,190     SH
E TRADE FINANCIAL CORP            COM                 269246104              3,552            2,775,000     SH
EXCO RESOURCES INC                COM                 269279402             24,493            1,895,757     SH
EXIDE TECHNOLOGIES                *W EXP 05/05/201    302051123                 30              103,500     SH
GRACE W R & CO DEL NEW            COM                 38388F108             38,965            3,150,000     SH
IPCS INC                          COM NEW             44980Y305             38,682            2,585,699     SH
ISHARES TR                        PUT                 464287955              2,880               10,000                PUT
JPMORGAN CHASE & CO               COM                 46625H100             17,055              500,000     SH
MASCO CORP                        CALL                574599906                 47                4,700               CALL
MSC SOFTWARE CORP                 COM                 553531104             39,893            5,990,000     SH
NAVISITE INC                      COM NEW             63935M208              1,192              870,200     SH
PORTLAND GEN ELEC CO              COM NEW             736508847                470               24,106     SH
SPDR TR                           PUT                 78462F953             14,990               70,000                PUT
SPDR TR                           UNIT SER 1          78462F103            149,158            1,622,162     SH
SPDR GOLD TRUST                   GOLD SHS            78463V107             22,795              250,000     SH
SELECT SECTOR SPDR TR             SBI INT-FINL        81369Y605              8,963              750,000     SH
SELECT SECTOR SPDR TR             SBI INT-INDS        81369Y704              9,333              425,000     SH
SIRIUS SATELLITE RADIO INC        NOTE 3.250%10/1     82966UAD5                340              500,000     PRN
TORCH ENERGY ROYALTY TRUST        UNIT BEN INT        891013104             23,312            5,931,709     SH
XYRATEX LTD                       COM                 G98268108              4,729              947,700     SH


----------------------------------------------------------------------------------------------------------------------------
             Name Of Issuer          Investment Discretion      Other Managers     Sole Voting Authority     Shared    None
----------------------------------------------------------------------------------------------------------------------------
AIRTRAN HLDGS INC                 SHARED-DEFINED                                                 2,000
AMERICAN AXLE & MFG HLDGS IN      SHARED-DEFINED                                                   183
BANK OF AMERICA CORPORATION       SHARED-DEFINED                                             2,145,203
BORLAND SOFTWARE CORP             SHARED-DEFINED                                                                      None
CALPINE CORP                      SHARED-DEFINED                                                80,702
DELTA AIR LINES INC DEL           SHARED-DEFINED                                                26,190
E TRADE FINANCIAL CORP            SHARED-DEFINED                                             2,775,000
EXCO RESOURCES INC                SHARED-DEFINED                                             1,895,757
EXIDE TECHNOLOGIES                SHARED-DEFINED                                               103,500
GRACE W R & CO DEL NEW            SHARED-DEFINED                                             3,150,000
IPCS INC                          SHARED-DEFINED                                             2,585,699
ISHARES TR                        SHARED-DEFINED                                                10,000
JPMORGAN CHASE & CO               SHARED-DEFINED                                               500,000
MASCO CORP                        SHARED-DEFINED                                                 4,700
MSC SOFTWARE CORP                 SHARED-DEFINED                                             5,990,000
NAVISITE INC                      SHARED-DEFINED                                               870,200
PORTLAND GEN ELEC CO              SHARED-DEFINED                                                24,106
SPDR TR                           SHARED-DEFINED                                                70,000
SPDR TR                           SHARED-DEFINED                                             1,622,162
SPDR GOLD TRUST                   SHARED-DEFINED                                               250,000
SELECT SECTOR SPDR TR             SHARED-DEFINED                                               750,000
SELECT SECTOR SPDR TR             SHARED-DEFINED                                               425,000
SIRIUS SATELLITE RADIO INC        SHARED-DEFINED                                                                      None
TORCH ENERGY ROYALTY TRUST        SHARED-DEFINED                                             5,931,709
XYRATEX LTD                       SHARED-DEFINED                                               947,700